Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	TWEEDY, BROWNE FUND INC.
Prospectus Date	rr_ProspectusDate	Jul. 29, 2020
TWEEDY, BROWNE WORLDWIDE HIGH DIVIDEND YIELD VALUE FUND
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Tweedy, Browne Worldwide High Dividend Yield Value Fund
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund seeks long-term capital growth.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	The table below describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	July 31, 2021
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year ended March 31, 2020, the Fund’s portfolio turnover rate was 7% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	7.00%
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.
Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	The example assumes that you invest $10,000 in the Fund over the time periods shown and then redeem all of your shares at the end of those periods. This example also assumes that your investment earns a 5% return each year, and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, under these assumptions your costs would be:
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	The Fund invests primarily in U.S. and foreign equity securities that the Adviser believes to have above-average dividend yields and valuations that are reasonable. The Adviser seeks to construct diversified portfolio of stocks from a variety of industries and countries. Value investing seeks to uncover stocks whose current market prices are at discounts (that is, undervalued) to the Adviser’s estimate of their true or intrinsic value.

The Fund’s value investment style derives from the work of the late Benjamin Graham, who is widely considered to be the father of the value investing approach. Most investments in the Fund’s portfolio at the time of initial purchase have one or more of the following investment characteristics:
  low stock price in relation to book value;
  low price-to-earnings ratio;
  low price-to-cash-flow ratio;
  above-average dividend yield;
  low price-to-sales ratio as compared to other companies in the same industry;
  low corporate leverage;
  low share price;
  purchases of a company’s own stock by the company’s officers and directors;
  company share repurchases;
  a stock price that has declined significantly from its previous high price; and/or small market capitalization.
The Fund has chosen generally not to hedge its perceived foreign currency exposure back into the U.S. dollar. A substantial portion of the Fund’s holdings will be in U.S.-domiciled companies and in non-U.S. multinational companies that have meaningful exposure to the U.S. dollar.

		The Fund is diversified by issuer, industry, and country, and under normal market conditions invests at least 40% of its assets in foreign securities and in at least three countries in addition to the U.S. The Fund will generally have some exposure to emerging markets. It is designed for long-term investors who wish to focus their investment exposure on equity securities that have above-average dividend yields and that are economically linked to the stock markets of the U.S. and of foreign developed countries. It is also intended for investors who prefer generally not to have their non-U.S. currency exposure hedged back into the U.S. dollar. The Fund is not appropriate for investors primarily seeking current income.
Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock	The Fund’s share price will fluctuate with changes in the market value of the Fund’s portfolio securities. Stocks are subject to market, economic, and business risks that may cause their prices to fluctuate. An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. When you sell shares of the Fund, they may be worth less than what you paid for them; you may lose money by investing in the Fund. In addition to the risks generally applicable to the Fund set forth in the Prospectus and SAI, investing in the Fund will in particular involve the following risks:

Equity Security Risk.  The Fund invests in equity securities, primarily consisting of common stocks. Common stock represents a proportionate interest in the earnings and value of the issuing company. Therefore, the Fund participates in the success or failure of any company in which it owns stock. The market value of common stocks fluctuates significantly, reflecting the past and anticipated business performance of the issuing company, investor perception and general economic or financial market movements.

Value Investing Risk.  The Adviser may be wrong in its assessment of a company’s value, and the stocks the Fund owns may not reach what the Adviser believes are their true or intrinsic values. The market may not favor value-oriented stocks and may not favor equities at all, which may cause the Fund’s relative performance to suffer.

There may be periods during which the Fund is unable to find securities that meet its value investment criteria. If the Fund is selling investments or experiencing net subscriptions during those periods, the Fund could have a significant cash position, which could adversely impact the Fund’s performance under certain market conditions and could make it more difficult for the Fund to achieve its investment objective.

Risk of Loss.  You could lose money on your investment in the Fund, and the Fund could underperform other investments.

Dividend-Paying Common Equity Security Risk.  In selecting common equity securities in which the Fund will invest, the Adviser will consider the issuer’s history of paying regular periodic dividends to its common equity holders. Such dividends are not fixed but are paid periodically at the discretion of the issuer’s board of directors. Companies that have historically paid dividends are not required to continue to pay dividends and could reduce or eliminate the payment of dividends in the future.

Foreign Securities.  The Fund invests in foreign securities. Investing in foreign securities involves additional risks beyond those of investing in U.S. markets. These risks, which are more pronounced in emerging markets, include:
  changes in currency exchange rates, which can lower performance in U.S. dollar terms exchange rate controls (which may include an inability to transfer currency from a given country)
  costs incurred in conversions between currencies
  non-negotiable brokerage commissions
  less publicly available information
  not generally being subject to uniform standards, practices and requirements with respect to accounting, auditing and financial reporting greater market volatility
  lower trading volume and/or liquidity
  delayed settlements
  difficulty in enforcing obligations and contractual and other rights in foreign countries less securities regulation
  different tax provisions (including withholding on interest and dividends paid to the Fund)
  less well-established contract law
  unrecoverable withholding and transfer taxes
  war
  seizure
  political and social instability and diplomatic developments.
The value of the foreign securities held by the Fund will be affected by changes in currency exchange rates or currency control regulations. The share price of the Fund will reflect the movements of the different securities in which it is invested, and the foreign currencies in which its investments are denominated. The Adviser does not attempt to predict the movement of various currencies in reaching a decision about the appropriateness or prudence of an individual investment. Currency exchange rates may fluctuate significantly over short periods of time, and the Fund’s investments may be negatively impacted by foreign currency exchange rate fluctuations. These risks may be more pronounced in connection with the Fund’s investments in securities of issuers located in emerging countries. The securities markets of most emerging countries are relatively less liquid, developed and efficient, are subject to greater price volatility, have smaller market capitalizations, have more or less government regulation and may not be subject to as extensive and frequent accounting, financial and other reporting requirements as the securities markets of more developed countries. The Fund has chosen generally not to hedge its perceived foreign currency exposure back into the U.S. dollar and therefore the Fund is considered to be “currency unhedged.”

In addition, the growing inter-relationship of global economies and financial markets has increased the effect of conditions in one country or region on issuers of securities in a different country or region. In particular, events or developments that interrupt the global supply chain, such as pandemic risks relating to a novel strain of the coronavirus (COVID-19), the adoption or prolongation of protectionist trade policies by one or more countries, changes in economic or monetary policy in the U.S. or abroad, or a slowdown in the U.S. economy, could lead to a decrease in demand for products and reduced flows of capital and income to companies in other countries. Those events might particularly affect companies in emerging countries.

Eurozone Investment Risks.  A number of countries in the European Union (the “EU”) have experienced, and may continue to experience, severe economic and financial difficulties, increasing the risk of investing in the European markets. Pursuant to an agreement setting out the terms on which the United Kingdom will leave the European Union (“Brexit”), the United Kingdom formally withdrew from the EU, effective January 31, 2020, and entered into an 11-month transition period. During this transition period, the United Kingdom is expected to renegotiate its political and economic relationships with the EU and other countries. As a result of the original referendum and other geopolitical developments leading to Brexit, the financial markets experienced increased levels of volatility and it is likely that, in the near term, Brexit will continue to bring about higher levels of uncertainty and volatility. During this period of uncertainty, the negative impact on not only the United Kingdom and European economies, but the broader global economy, could be significant, potentially resulting in increased market and currency volatility (including volatility of the value of the British pound sterling relative to the United States dollar and other currencies and volatility in global currency markets generally), and illiquidity and lower economic growth for companies that rely significantly on Europe for their business activities and revenues. In addition, certain European countries have recently experienced negative interest rates on certain fixed-income instruments. To the extent that the Fund has exposure to European markets or to transactions tied to the value of the euro, these events could negatively affect the value and liquidity of the Fund’s investments. All of these developments may continue to significantly affect the economies of all EU countries, which in turn may have a material adverse effect on the Fund’s investments in such countries, other countries that depend on EU countries for significant amounts of trade or investment, or issuers with exposure to debt issued by certain EU countries.

Small- and Mid-Cap Companies.  While the Fund is focused on larger companies, it also invests in small- and/or mid-cap companies. Small- and mid-cap companies may be less well established and may have a more highly leveraged capital structure, less liquidity, a smaller investor base, limited product lines, greater dependence on a few customers or a few key personnel and similar factors that can make their business and stock market performance susceptible to greater fluctuation and volatility. As a result, the purchase or sale of more than a limited number of shares of a small and medium company may affect its market price. The Fund may need a considerable amount of time to purchase or sell its positions in these securities. In addition, smaller or medium company stocks may not be well known to the investing public. These risks are more pronounced for micro-cap companies. In general, the Adviser’s investment philosophy and selection process favor companies that do not have capital structures that would be considered to be “highly leveraged” for a company in the same field.

Coronavirus and Global Health Events.  An outbreak of infectious respiratory illness caused by a novel coronavirus known as “COVID-19” was first detected in China in December 2019 and has now been detected globally. The current economic situation resulting from the unprecedented measures taken around the world to combat the spread of COVID-19 may continue to contribute to severe market disruptions, volatility and reduced economic activity. Furthermore, measures taken to battle COVID-19 may have long-term negative effects on the U.S. and worldwide financial markets and economies and may cause further economic uncertainties in the United States and worldwide. It is difficult to predict how long the financial markets and economic activity will continue to be impacted by these events and the effects of these or similar events in the future on the U.S. economy and financial markets. These events could have a significant impact on the Fund’s performance, net asset value, income, operating results and ability to pay distributions, as well as the performance, income, operating results and viability of issuers in which it invests.

		Sector Risk. To the extent that the Fund focuses its investments in the securities of issuers in one or more sectors, the Fund may be subjected, to a greater extent than if its investments were diversified across different sectors, to the risks of volatile economic cycles and/or conditions and developments that may be particular to that sector, such as adverse economic, business, political, environmental, or other developments.
Risk Lose Money [Text]	rr_RiskLoseMoney	When you sell shares of the Fund, they may be worth less than what you paid for them; you may lose money by investing in the Fund.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Fund Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The following bar chart and table illustrate how the returns of the Fund vary over time and how they compare to relevant market benchmarks. This information may help illustrate the risks of investing in the Fund. Absent any applicable agreements to waive and/or reimburse certain of the Fund’s operational expenses, the returns of the Fund would have been lower. Updated performance information for the Fund is available at www.tweedy.com or by calling 800-432-4789 (press 0). As with all mutual funds, past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following bar chart and table illustrate how the returns of the Fund vary over time and how they compare to relevant market benchmarks.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	800-432-4789
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.tweedy.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	As with all mutual funds, past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Worldwide High Dividend Yield Value Fund Calendar Year Total Returns(1)
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock

(1) The 2020 year-to-date return for the Worldwide High Dividend Yield Value Fund through June 30, 2020 was (17.15)%.

As of December 31, 2019
Best Quarterly Return (10 year period)	12.84% (3rd Quarter, 2010)

Best Quarterly Return (since inception)	17.49% (2nd Quarter, 2009)

Worst Quarterly Return (10 year period)	(10.10)% (3rd Quarter, 2011)

Worst Quarterly Return (since inception)	(14.13)% (4th Quarter, 2008)

Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Return for Periods Ended December 31, 2019
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table Explanation after Tax Higher	rr_PerformanceTableExplanationAfterTaxHigher	In some instances, the “Return after Taxes on Distributions and Sale of Fund Shares” may be greater than “Return before Taxes” because the investor is assumed to have a capital loss upon the sale of Fund shares to offset other taxable gains.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. In some instances, the “Return after Taxes on Distributions and Sale of Fund Shares” may be greater than “Return before Taxes” because the investor is assumed to have a capital loss upon the sale of Fund shares to offset other taxable gains. Actual after-tax returns depend on the investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. The performance data shown above would be lower had certain fees and expenses not been waived and/or reimbursed from inception through December 31, 2013 and from December 1, 2017 to December 31, 2019.
TWEEDY, BROWNE WORLDWIDE HIGH DIVIDEND YIELD VALUE FUND | TWEEDY, BROWNE WORLDWIDE HIGH DIVIDEND YIELD VALUE FUND
Risk/Return:	rr_RiskReturnAbstract
Shareholder Fees (fees paid directly from your investment)	rr_ShareholderFeeOther	none
Management fees	rr_ManagementFeesOverAssets	1.25%
Distribution (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	none
Other expenses	rr_OtherExpensesOverAssets	0.17%
Acquired fund fees and expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.02%	[1]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.44%
Fee waiver and/or expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.06%)	[2]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	1.38%
Expense Example, with Redemption, One Year	rr_ExpenseExampleYear01	$ 140
Expense Example, with Redemption, Three Years	rr_ExpenseExampleYear03	450
Expense Example, with Redemption, Five Years	rr_ExpenseExampleYear05	781
Expense Example, with Redemption, Ten Years	rr_ExpenseExampleYear10	$ 1,719
Annual Return 2008	rr_AnnualReturn2008	(29.35%)	[3]
Annual Return 2009	rr_AnnualReturn2009	28.18%	[3]
Annual Return 2010	rr_AnnualReturn2010	7.73%	[3]
Annual Return 2011	rr_AnnualReturn2011	4.04%	[3]
Annual Return 2012	rr_AnnualReturn2012	12.34%	[3]
Annual Return 2013	rr_AnnualReturn2013	18.77%	[3]
Annual Return 2014	rr_AnnualReturn2014	(0.92%)	[3]
Annual Return 2015	rr_AnnualReturn2015	(7.51%)	[3]
Annual Return 2016	rr_AnnualReturn2016	4.56%	[3]
Annual Return 2017	rr_AnnualReturn2017	22.06%	[3]
Annual Return 2018	rr_AnnualReturn2018	(5.61%)	[3]
Annual Return 2019	rr_AnnualReturn2019	18.55%	[3]
Year to Date Return, Label	rr_YearToDateReturnLabel	year-to-date return
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Jun. 30, 2020
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	(17.15%)
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarterly Return (10 year period)
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Sep. 30, 2010
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	12.84%
Highest Quarterly Return Label Since Inception	tbf_HighestQuarterlyReturnLabelSinceInception	Best Quarterly Return (since inception)
Highest Quarterly Return Date Since Inception	tbf_HighestQuarterlyReturnDateSinceInception	Jun. 30, 2009
Highest Quarterly Return Since Inception	tbf_HighestQuarterlyReturnSinceInception	17.49%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarterly Return (10 year period)
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Sep. 30, 2011
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(10.10%)
Lowest Quarterly Return Label Since Inception	tbf_LowestQuarterlyReturnLabelSinceInception	Worst Quarterly Return (since inception)
Lowest Quarterly Return Date Since Inception	tbf_LowestQuarterlyReturnDateSinceInception	Dec. 31, 2008
Lowest Quarterly Return Since Inception	tbf_LowestQuarterlyReturnSinceInception	(14.13%)
One Year	rr_AverageAnnualReturnYear01	18.55%
Five Years	rr_AverageAnnualReturnYear05	5.72%
Ten Years	rr_AverageAnnualReturnYear10	6.95%
Since Inception	rr_AverageAnnualReturnSinceInception	4.78%
Inception Date	rr_AverageAnnualReturnInceptionDate	Sep. 05, 2007
TWEEDY, BROWNE WORLDWIDE HIGH DIVIDEND YIELD VALUE FUND | Return after Taxes on Distributions | TWEEDY, BROWNE WORLDWIDE HIGH DIVIDEND YIELD VALUE FUND
Risk/Return:	rr_RiskReturnAbstract
One Year	rr_AverageAnnualReturnYear01	15.68%
Five Years	rr_AverageAnnualReturnYear05	3.32%
Ten Years	rr_AverageAnnualReturnYear10	5.44%
Since Inception	rr_AverageAnnualReturnSinceInception	3.44%
Inception Date	rr_AverageAnnualReturnInceptionDate	Sep. 05, 2007
TWEEDY, BROWNE WORLDWIDE HIGH DIVIDEND YIELD VALUE FUND | Return after Taxes on Distributions and Sale of Fund Shares | TWEEDY, BROWNE WORLDWIDE HIGH DIVIDEND YIELD VALUE FUND
Risk/Return:	rr_RiskReturnAbstract
One Year	rr_AverageAnnualReturnYear01	13.27%
Five Years	rr_AverageAnnualReturnYear05	4.26%
Ten Years	rr_AverageAnnualReturnYear10	5.53%
Since Inception	rr_AverageAnnualReturnSinceInception	3.70%
Inception Date	rr_AverageAnnualReturnInceptionDate	Sep. 05, 2007
TWEEDY, BROWNE WORLDWIDE HIGH DIVIDEND YIELD VALUE FUND | MSCI World Index (in U.S.$) (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
One Year	rr_AverageAnnualReturnYear01	27.67%
Five Years	rr_AverageAnnualReturnYear05	8.74%
Ten Years	rr_AverageAnnualReturnYear10	9.47%
Since Inception	rr_AverageAnnualReturnSinceInception	5.58%
Inception Date	rr_AverageAnnualReturnInceptionDate	Sep. 05, 2007
TWEEDY, BROWNE WORLDWIDE HIGH DIVIDEND YIELD VALUE FUND | MSCI World High Dividend Yield Index (in U.S.$) (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
One Year	rr_AverageAnnualReturnYear01	23.15%
Five Years	rr_AverageAnnualReturnYear05	7.31%
Ten Years	rr_AverageAnnualReturnYear10	8.22%
Since Inception	rr_AverageAnnualReturnSinceInception	4.32%
Inception Date	rr_AverageAnnualReturnInceptionDate	Sep. 05, 2007

[1]	Acquired fund fees and expenses represent the expenses of the money market fund(s) in which the Fund’s cash balances are invested.
[2]	The Adviser has voluntarily agreed, through at least July 31, 2021, to waive a portion of the Fund’s investment advisory fees and/or to reimburse a portion of the Fund’s expenses to the extent necessary to keep the Fund’s expense ratio in line with that of the Tweedy, Browne Global Value Fund. (For purposes of this calculation, the Fund’s acquired fund fees and expenses, brokerage costs, interest, taxes and extraordinary expenses are disregarded and the Fund’s expense ratio is rounded to two decimal points.) This arrangement may not be terminated prior to the close of business on July 31, 2021 without the approval of the Board of Directors of Tweedy, Browne Fund Inc.
[3]	The 2020 year-to-date return for the Worldwide High Dividend Yield Value Fund through June 30, 2020 was (17.15)%.